UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Health Care - 25.5%
Biotechnology - 4.3%
Celgene Corp. (a)	221,500	$19,822,035

Health Care Equipment & Supplies - 12.3%
Abbott Laboratories	514,287	37,728,094
West Pharmaceutical Services, Inc.	156,782	19,357,874

		57,085,968

Life Sciences Tools & Services - 4.9%
IQVIA Holdings, Inc. (a)	173,341	22,489,261

Pharmaceuticals - 4.0%
Zoetis, Inc.	204,765	18,748,284

		118,145,548

Information Technology - 20.9%
Electronic Equipment, Instruments & Components - 4.6%
Amphenol Corp.-Class A	229,533	21,580,693

IT Services - 12.0%
Gartner, Inc. (a)	117,411	18,609,643
Mastercard, Inc.-Class A	166,229	37,004,238

		55,613,881

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	87,692	19,795,592

		96,990,166

Consumer Discretionary - 20.6%
Auto Components - 4.7%
Aptiv PLC	259,890	21,804,771

Hotels, Restaurants & Leisure - 5.0%
Starbucks Corp.	407,263	23,148,829

Internet & Direct Marketing Retail - 5.4%
Booking Holdings, Inc. (a)	12,598	24,994,432

Specialty Retail - 5.5%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	89,820	25,340,018

		95,288,050

Industrials - 9.8%
Building Products - 4.8%
Allegion PLC	244,198	22,117,013

Professional Services - 5.0%
Verisk Analytics, Inc.-Class A (a)	194,352	23,429,133

		45,546,146

Communication Services - 8.8%
Interactive Media & Services - 8.8%
Alphabet, Inc.-Class C (a)	18,225	21,750,991
Facebook, Inc.-Class A (a)	114,640	18,853,694

Company	Shares	U.S. $ Value
		$40,604,685

Financials - 4.6%
Capital Markets - 4.6%
Charles Schwab Corp. (The)	437,045	21,480,762

Consumer Staples - 3.4%
Food Products - 3.4%
Hershey Co. (The)	153,360	15,642,720

Materials - 3.1%
Chemicals - 3.1%
Ecolab, Inc.	92,846	14,556,396

Total Common Stocks (cost $318,891,126)		448,254,473

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(c)(d) (cost $14,740,287)	14,740,287	14,740,287

Total Investments - 99.9% (cost $333,631,413) (e)		462,994,760
Other assets less liabilities - 0.1%		275,664

Net Assets - 100.0%		$463,270,424

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $132,366,124 and gross unrealized depreciation of investments was $(3,002,777), resulting in net unrealized appreciation of $129,363,347.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$448,254,473		$	– 0	–	$	– 0	–	$448,254,473
Short-Term Investments	14,740,287			– 0	–		– 0	–	14,740,287

Total Investments in Securities	462,994,760			– 0	–		– 0	–	462,994,760
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$462,994,760		$	– 0	–	$	– 0	–	$462,994,760

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,239	$21,309	$29,808	$14,740	$82

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Industrials - 19.5%
Building Products - 2.5%
Assa Abloy AB-Class B	55,252	$1,107,464

Electrical Equipment - 3.4%
Nidec Corp.	10,800	1,552,994

Machinery - 6.3%
FANUC Corp.	4,900	921,850
Hoshizaki Corp.	10,400	1,076,448
KION Group AG	14,250	874,965

		2,873,263

Professional Services - 7.3%
Recruit Holdings Co., Ltd.	56,300	1,880,501
RELX PLC (a)	68,330	1,435,559

		3,316,060

		8,849,781

Consumer Discretionary - 17.6%
Hotels, Restaurants & Leisure - 4.4%
Compass Group PLC	42,920	954,254
Merlin Entertainments PLC (b)	202,020	1,053,567

		2,007,821

Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	7,790	1,283,480
Ctrip.com International Ltd. (ADR) (a)	25,530	948,950

		2,232,430

Multiline Retail - 2.8%
B&M European Value Retail SA	247,899	1,249,362

Textiles, Apparel & Luxury Goods - 5.5%
LVMH Moet Hennessy Louis Vuitton SE	4,493	1,587,696
Samsonite International SA (a)(b)	245,400	907,703

		2,495,399

		7,985,012

Information Technology - 17.2%
Electronic Equipment, Instruments & Components - 8.1%
Ingenico Group SA	19,937	1,515,834
Keyence Corp.	2,300	1,336,039
Murata Manufacturing Co., Ltd.	5,400	829,742

		3,681,615

IT Services - 4.1%
Capgemini SE	14,722	1,853,467

Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	6,955	1,305,833

Software - 2.1%
Temenos AG (a)	5,710	930,002

Company	Shares	U.S. $ Value
		$7,770,917

Consumer Staples - 13.2%
Beverages - 3.9%
Treasury Wine Estates Ltd.	140,671	1,775,537

Food Products - 5.6%
Calbee, Inc.	35,600	1,172,171
Nestle SA	16,515	1,374,652

		2,546,823

Household Products - 3.7%
Reckitt Benckiser Group PLC	18,323	1,673,806

		5,996,166

Financials - 9.4%
Banks - 3.7%
HDFC Bank Ltd. (ADR)	17,684	1,664,064

Capital Markets - 2.4%
Azimut Holding SpA (c)	73,746	1,108,579

Insurance - 3.3%
Prudential PLC	65,611	1,504,333

		4,276,976

Health Care - 7.5%
Biotechnology - 2.4%
Genmab A/S (a)	6,997	1,099,033

Life Sciences Tools & Services - 5.1%
Eurofins Scientific SE	2,215	1,260,182
Lonza Group AG (a)	2,990	1,022,871

		2,283,053

		3,382,086

Materials - 5.7%
Chemicals - 2.9%
Sika AG	8,990	1,308,220

Construction Materials - 2.8%
CRH PLC (London)	38,325	1,254,219

		2,562,439

Communication Services - 4.4%
Diversified Telecommunication Services - 2.5%
Cellnex Telecom SA (b)	43,030	1,128,556

Interactive Media & Services - 1.9%
Tencent Holdings Ltd.	21,700	886,029

		2,014,585

Total Common Stocks (cost $40,088,819)		42,837,962

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 5.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (d)(e)(f) (cost $2,363,958)	2,363,958	$2,363,958

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $42,452,777)		45,201,920

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (d)(e)(f) (cost $1,206,926)	1,206,926	1,206,926

Total Investments - 102.4% (cost $43,659,703) (g)		46,408,846
Other assets less liabilities - (2.4)%		(1,088,564)

Net Assets - 100.0%		$45,320,282

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	3,103	USD	452	10/25/18	$1,180
Barclays Bank PLC	USD	1,038	AUD	1,456	12/14/18	15,080
Barclays Bank PLC	USD	1,814	EUR	1,549	12/14/18	(4,408)
Citibank, NA	CNY	14,068	USD	2,087	10/25/18	41,707
Citibank, NA	INR	52,796	USD	759	12/13/18	39,281
HSBC Bank USA	USD	279	CNY	1,921	10/25/18	(38)
Natwest Markets PLC	USD	118	CNY	810	10/25/18	(282)
Natwest Markets PLC	USD	119	INR	8,689	12/13/18	(124)
State Street Bank & Trust Co.	USD	180	CNY	1,239	10/25/18	119
State Street Bank & Trust Co.	CHF	1,332	USD	1,386	12/14/18	18,997
State Street Bank & Trust Co.	EUR	501	USD	592	12/14/18	6,670
State Street Bank & Trust Co.	GBP	127	USD	168	12/14/18	1,577
State Street Bank & Trust Co.	JPY	34,162	USD	307	12/14/18	4,451
State Street Bank & Trust Co.	JPY	21,682	USD	192	12/14/18	(21)
State Street Bank & Trust Co.	USD	161	EUR	138	12/14/18	475
State Street Bank & Trust Co.	USD	1,386	EUR	1,185	12/14/18	(2,261)
State Street Bank & Trust Co.	USD	879	GBP	673	12/14/18	884
State Street Bank & Trust Co.	USD	545	JPY	61,324	12/14/18	(2,256)
UBS AG	GBP	1,137	USD	1,492	12/14/18	4,626

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	1,364	JPY	149,418	12/14/18	$(41,486)

						$84,171

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $3,089,826 or 6.8% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,889,532 and gross unrealized depreciation of investments was $(2,056,218), resulting in net unrealized appreciation of $2,833,314.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

19.4%	Japan
17.4%	United Kingdom
13.8%	France
10.3%	Switzerland
6.9%	China
3.9%	Australia
3.7%	India
2.9%	Netherlands
2.8%	Ireland
2.5%	Spain
2.5%	Italy
2.4%	Sweden
2.4%	Denmark
3.9%	Other
5.2%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Hong Kong and Germany.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$1,435,559		$7,414,222		$	– 0	–	$8,849,781
Consumer Discretionary	2,232,430		5,752,582			– 0	–	7,985,012
Information Technology	– 0	–	7,770,917			– 0	–	7,770,917
Consumer Staples	– 0	–	5,996,166			– 0	–	5,996,166
Financials	1,664,064		2,612,912			– 0	–	4,276,976
Health Care	– 0	–	3,382,086			– 0	–	3,382,086
Materials	– 0	–	2,562,439			– 0	–	2,562,439
Communication Services	– 0	–	2,014,585			– 0	–	2,014,585
Short-Term Investments	2,363,958		– 0	–		– 0	–	2,363,958
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,206,926		– 0	–		– 0	–	1,206,926

Total Investments in Securities	8,902,937		37,505,909	(a)		– 0	–	46,408,846
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	135,047			– 0	–	135,047
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(50,876)			– 0	–	(50,876)

Total (c)	$8,902,937		$37,590,080		$	– 0	–	$46,493,017

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,005	$4,099	$3,740	$2,364	$11
Government Money Market Portfolio*	1,160	2,022	1,975	1,207	6

Total	$3,165	$6,121	$5,715	$3,571	$17

*	Investments of cash collateral for securities lending transactions

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Financials - 21.8%
Banks - 14.1%
Agricultural Bank of China Ltd.-Class H	197,000	$96,613
Banco de Chile	407,688	62,407
Banco Santander Chile	372,090	29,729
Bangkok Bank PCL	5,800	39,097
Bank of China Ltd.-Class H	88,000	38,882
Credicorp Ltd.	575	128,271
CTBC Financial Holding Co., Ltd.	48,000	36,140
Erste Group Bank AG (a)	310	12,870
KB Financial Group, Inc.	1,040	50,652
Komercni banka as	1,870	76,510
Moneta Money Bank AS (b)	11,230	41,320
Public Bank Bhd	3,900	23,555
Shinhan Financial Group Co., Ltd.	1,260	50,915

		686,961

Consumer Finance - 0.4%
Samsung Card Co., Ltd.	510	16,915

Diversified Financial Services - 2.5%
Fubon Financial Holding Co., Ltd.	72,000	122,122

Insurance - 3.8%
AIA Group Ltd.	9,600	85,603
Cathay Financial Holding Co., Ltd.	24,000	41,247
DB Insurance Co., Ltd.	580	38,065
PICC Property & Casualty Co., Ltd.-Class H	18,000	21,184

		186,099

Thrifts & Mortgage Finance - 1.0%
Housing Development Finance Corp., Ltd.	1,740	42,010
LIC Housing Finance Ltd.	1,180	6,788

		48,798

		1,060,895

Consumer Staples - 20.1%
Beverages - 5.5%
Ambev SA	2,000	9,082
Cia Cervecerias Unidas SA	1,810	25,231
Fomento Economico Mexicano SAB de CV	7,400	73,209
Kweichow Moutai Co., Ltd.-Class A	700	74,333
Pernod Ricard SA	460	75,444
Wuliangye Yibin Co., Ltd.-Class A	1,080	10,666

		267,965

Food & Staples Retailing - 6.2%
CP ALL PCL (NVDR)	46,100	98,377
President Chain Store Corp.	7,000	82,185
Wal-Mart de Mexico SAB de CV	40,690	123,435

		303,997

Company	Shares	U.S. $ Value
Food Products - 4.8%
Nestle SA (REG)	1,490	$124,023
Uni-President Enterprises Corp.	42,000	109,578

		233,601

Household Products - 0.6%
Hindustan Unilever Ltd.	1,210	26,809

Personal Products - 2.3%
Beiersdorf AG	290	32,690
Unilever PLC	1,440	79,105

		111,795

Tobacco - 0.7%
Philip Morris International, Inc.	440	35,877

		980,044

Information Technology - 15.6%
IT Services - 6.3%
HCL Technologies Ltd.	5,080	76,106
Infosys Ltd. (Sponsored ADR)	12,020	122,243
Tata Consultancy Services Ltd.	3,680	110,977

		309,326

Semiconductors & Semiconductor Equipment - 5.3%
Chipbond Technology Corp.	14,000	27,009
Taiwan Semiconductor Manufacturing Co., Ltd.	27,000	230,405

		257,414

Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co., Ltd.	4,630	193,770

		760,510

Communication Services - 10.4%
Diversified Telecommunication Services - 3.7%
China Telecom Corp., Ltd.-Class H	160,000	79,536
Chunghwa Telecom Co., Ltd.	18,000	64,835
Telenor ASA	1,780	34,809

		179,180

Interactive Media & Services - 4.8%
Tencent Holdings Ltd.	5,700	232,736

Wireless Telecommunication Services - 1.9%
China Mobile Ltd.	9,500	93,402

		505,318

Consumer Discretionary - 9.9%
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	751	123,735

Textiles, Apparel & Luxury Goods - 7.3%
Hermes International	140	92,753
LVMH Moet Hennessy Louis Vuitton SE	290	102,478
Moncler SpA	1,970	84,764

Company	Shares	U.S. $ Value
Shenzhou International Group Holdings Ltd.	6,000	$76,987

		356,982

		480,717

Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
China Petroleum & Chemical Corp.-Class H	158,000	158,750
LUKOIL PJSC (Sponsored ADR)	1,430	109,309
PetroChina Co., Ltd.-Class H	34,000	27,520
Tatneft PJSC (Sponsored ADR)	850	65,025

		360,604

Industrials - 5.9%
Industrial Conglomerates - 2.5%
Far Eastern New Century Corp.	84,000	98,225
Jardine Strategic Holdings Ltd.	700	25,406

		123,631

Professional Services - 0.6%
51job, Inc. (ADR) (a)	360	27,716

Road & Rail - 0.9%
Daqin Railway Co., Ltd.-Class A	37,200	44,528

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (b)	1,600	12,413

Transportation Infrastructure - 1.6%
Airports of Thailand PCL	18,900	38,279
Grupo Aeroportuario del Centro Norte SAB de CV	1,760	12,579
Jiangsu Expressway Co., Ltd.-Class H	20,000	25,655

		76,513

		284,801

Materials - 2.5%
Chemicals - 2.1%
Formosa Chemicals & Fibre Corp.	21,000	88,004
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	22,000	13,418

		101,422

Construction Materials - 0.4%
Anhui Conch Cement Co., Ltd.-Class H	3,500	21,017

		122,439

Health Care - 1.3%
Health Care Providers & Services - 1.3%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	26,200	65,494

Utilities - 0.8%
Electric Utilities - 0.4%
Transmissora Alianca de Energia Eletrica SA	3,700	18,323

Water Utilities - 0.4%
Guangdong Investment Ltd.	12,000	21,263

Company	Shares			U.S. $ Value
				$39,586

Total Common Stocks (cost $4,272,210)				4,660,408

SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $228,092)		228,092		228,092

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(1.45)%, 10/01/18	CHF	1		535
(0.57)%, 10/01/18	EUR	0	*	442
0.35%, 10/01/18	NOK	4		446
0.35%, 10/01/18	SGD	0	*	3
0.37%, 10/01/18	GBP	1		859
1.54%, 10/01/18	USD	0	*	283
2.03%, 10/02/18	HKD	48		6,159
6.50%, 10/01/18	ZAR	7		524

Total Time Deposits (cost $9,331)				9,251

Total Short-Term Investments (cost $237,423)				237,343

Total Investments - 100.6% (cost $4,509,633) (f)				4,897,751
Other assets less liabilities - (0.6)%				(27,255)

Net Assets - 100.0%				$4,870,496

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	1	December 2018	USD	0	**	$51,801	$52,394	$593

*	Principal amount less than 500.
**	Notional amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $53,733 or 1.1% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $488,606 and gross unrealized depreciation of investments was $(99,895), resulting in net unrealized appreciation of $388,711.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

25.8%	China
18.4%	Taiwan
7.9%	India
7.1%	South Korea
5.5%	France
4.3%	Mexico
3.6%	Thailand
3.6%	Russia
2.6%	Peru
2.5%	Switzerland
2.4%	Czech Republic
2.4%	Chile
2.3%	Hong Kong
6.8%	Other
4.8%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Austria, Brazil, Germany, Italy, Malaysia, Norway, United Kingdom and United States.

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$235,162		$825,733		$	– 0	–	$1,060,895
Consumer Staples	266,834		713,210			– 0	–	980,044
Information Technology	122,243		638,267			– 0	–	760,510
Communication Services	– 0	–	505,318			– 0	–	505,318
Consumer Discretionary	123,735		356,982			– 0	–	480,717
Energy	174,334		186,270			– 0	–	360,604
Industrials	40,295		244,506			– 0	–	284,801
Materials	– 0	–	122,439			– 0	–	122,439
Health Care	– 0	–	65,494			– 0	–	65,494
Utilities	18,323		21,263			– 0	–	39,586
Short-Term Investments:
Investment Companies	228,092		– 0	–		– 0	–	228,092
Time Deposits	– 0	–	9,251			– 0	–	9,251

Total Investments in Securities	1,209,018		3,688,733	†		– 0	–	4,897,751
Other Financial Instruments*:
Assets
Futures	– 0	–	593			– 0	–	593

Total^	$1,209,018		$3,689,326		$	– 0	–	$4,898,344

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$163	$747	$682	$228	$1

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 21.2%
Banks - 10.0%
Citigroup, Inc.	131,460	$9,430,940
DBS Group Holdings Ltd.	502,200	9,580,549
Jyske Bank A/S	292,632	14,169,740
Wells Fargo & Co.	391,503	20,577,398

		53,758,627

Capital Markets - 8.9%
B3 SA - Brasil Bolsa Balcao	557,100	3,227,926
BlackRock, Inc. - Class A	10,396	4,899,947
CME Group, Inc. - Class A	41,825	7,119,033
Julius Baer Group Ltd. (a)	327,819	16,383,124
London Stock Exchange Group PLC	72,496	4,332,124
Singapore Exchange Ltd.	2,213,300	11,928,747

		47,890,901

Diversified Financial Services - 1.0%
Cielo SA	1,726,783	5,237,794

Insurance - 1.3%
Arthur J Gallagher & Co.	91,830	6,835,825

		113,723,147

Consumer Discretionary - 15.1%
Diversified Consumer Services - 5.4%
Service Corp. International/US	491,749	21,735,306
Sotheby’s (a)	143,640	7,065,652

		28,800,958

Hotels, Restaurants & Leisure - 6.4%
Compass Group PLC	207,149	4,605,610
Las Vegas Sands Corp.	84,572	5,017,657
Starbucks Corp.	395,218	22,464,191
Telepizza Group SA (b)	332,225	1,967,222

		34,054,680

Specialty Retail - 1.9%
AutoZone, Inc. (a)	13,330	10,340,081

Textiles, Apparel & Luxury Goods - 1.4%
Samsonite International SA (a)(b)	2,030,100	7,509,085

		80,704,804

Information Technology - 14.9%
Electronic Equipment, Instruments & Components - 0.8%
IPG Photonics Corp. (a)	26,897	4,197,815

IT Services - 4.5%
Cognizant Technology Solutions Corp. - Class A	108,726	8,388,211
Visa, Inc. - Class A	105,920	15,897,533

		24,285,744

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	169,533	8,017,215

Company	Shares	U.S. $ Value
Taiwan Semiconductor Manufacturing Co., Ltd.	511,000	$4,360,637

		12,377,852

Software - 5.3%
Microsoft Corp.	212,655	24,321,352
SAP SE	32,466	3,992,135

		28,313,487

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co., Ltd.	257,902	10,793,424

		79,968,322

Industrials - 12.1%
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	26,361	2,581,269

Commercial Services & Supplies - 3.0%
Secom Co., Ltd.	166,800	13,592,816
Taiwan Secom Co., Ltd.	859,000	2,481,682

		16,074,498

Machinery - 5.5%
Dover Corp.	188,100	16,652,493
Kone Oyj - Class B	160,855	8,586,240
Stanley Black & Decker, Inc.	28,193	4,128,583

		29,367,316

Professional Services - 1.7%
RELX PLC (a)	434,114	9,120,388

Road & Rail - 0.8%
ALD SA (b)	233,170	4,267,518

Transportation Infrastructure - 0.6%
Flughafen Zurich AG	17,420	3,519,891

		64,930,880

Communication Services - 10.5%
Interactive Media & Services - 3.7%
Alphabet, Inc. - Class C (a)	16,678	19,904,693

Media - 1.6%
Naspers Ltd. - Class N	40,990	8,827,151

Wireless Telecommunication Services - 5.2%
China Mobile Ltd.	635,500	6,248,136
KDDI Corp.	455,200	12,557,488
SoftBank Group Corp.	89,200	8,911,043

		27,716,667

		56,448,511

Health Care - 9.0%
Biotechnology - 1.8%
Gilead Sciences, Inc.	127,713	9,860,721

Health Care Providers & Services - 6.4%
Anthem, Inc.	105,765	28,984,898

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	19,356	$5,149,470

		34,134,368

Pharmaceuticals - 0.8%
Roche Holding AG	18,351	4,437,555

		48,432,644

Consumer Staples - 6.2%
Beverages - 1.3%
Ambev SA	627,100	2,847,808
Diageo PLC	110,169	3,903,077

		6,750,885

Food Products - 0.5%
Danone SA	36,376	2,826,968

Household Products - 1.9%
Procter & Gamble Co. (The)	121,090	10,078,321

Personal Products - 2.5%
L’Oreal SA	56,121	13,530,053

		33,186,227

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
LUKOIL PJSC (Sponsored ADR)	116,243	8,885,615
Royal Dutch Shell PLC - Class B	243,349	8,518,814

		17,404,429

Utilities - 2.9%
Electric Utilities - 1.0%
Enel Americas SA (ADR)	337,542	2,609,200
Enel Chile SA (ADR)	549,409	2,752,539

		5,361,739

Water Utilities - 1.9%
Guangdong Investment Ltd.	5,650,000	10,011,591

		15,373,330

Materials - 2.4%
Chemicals - 2.4%
BASF SE	145,262	12,889,560

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A (a)	185,025	8,159,602

Total Common Stocks (cost $461,093,834)		531,221,456

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $1,330,005)	1,330,005	1,330,005

	Principal Amount (000)			U.S. $ Value
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 10/01/18	CHF	51		$51,573
(0.87)%, 10/01/18	SEK	1		106
(0.80)%, 10/01/18	DKK	341		53,032
0.35%, 10/01/18	SGD	74		53,878
0.37%, 10/01/18	GBP	42		54,104
0.65%, 10/01/18	CAD	0	*	1
1.00%, 10/01/18	AUD	0	*	2
6.50%, 10/01/18	ZAR	782		55,279
BNP Paribas, Paris
(0.57)%, 10/01/18	EUR	47		54,452
2.03%, 10/02/18	HKD	1,379		176,105
Sumitomo, Tokyo
(0.22)%, 10/01/18	JPY	6,123		53,892

Total Time Deposits (cost $554,485)				552,424

Total Short-Term Investments (cost $1,884,490)				1,882,429

Total Investments - 99.4% (cost $462,978,324) (f)				533,103,885
Other assets less liabilities - 0.6%				3,039,775

Net Assets – 100.0%				$536,143,660

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $13,743,825 or 2.6% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $83,539,644 and gross unrealized depreciation of investments was $(13,414,083), resulting in net unrealized appreciation of $70,125,561.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound

HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

September 30, 2018 (unaudited)

53.0%	United States
6.6%	Japan
4.6%	Switzerland
4.1%	United Kingdom
4.0%	Singapore
3.9%	France
3.2%	Germany
3.0%	China
2.7%	Denmark
2.1%	Brazil
2.0%	South Korea
1.7%	Russia
1.7%	South Africa
7.3%	Other
0.1%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Chile, Finland, Hong Kong, Netherlands, Spain and Taiwan.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$57,328,863		$56,394,284		$	– 0	–	$113,723,147
Consumer Discretionary	68,590,109		12,114,695			– 0	–	80,704,804
Information Technology	60,822,126		19,146,196			– 0	–	79,968,322
Industrials	32,482,733		32,448,147			– 0	–	64,930,880
Communication Services	19,904,693		36,543,818			– 0	–	56,448,511
Health Care	43,995,089		4,437,555			– 0	–	48,432,644
Consumer Staples	12,926,129		20,260,098			– 0	–	33,186,227
Energy	8,885,615		8,518,814			– 0	–	17,404,429
Utilities	5,361,739		10,011,591			– 0	–	15,373,330
Materials	– 0	–	12,889,560			– 0	–	12,889,560
Real Estate	8,159,602		– 0	–		– 0	–	8,159,602
Short-Term Investments:
Investment Companies	1,330,005		– 0	–		– 0	–	1,330,005
Time Deposits	– 0	–	552,424			– 0	–	552,424

Total Investments in Securities	319,786,703		213,317,182	†		– 0	–	533,103,885
Other Financial Instruments*:	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$319,786,703		$213,317,182		$	– 0	–	$533,103,885

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)		Dividend Income (000)
Government Money Market Portfolio	$1,444	$27,650	$27,764	$1,330		$7
Government Money Market Portfolio*	709	109	818	– 0	–	0	**

Total				$1,330		$7

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 25.8%
Banks - 15.0%
Bank Hapoalim BM	89,259	$653,607
BOC Hong Kong Holdings Ltd.	244,500	1,160,475
DBS Group Holdings Ltd.	58,600	1,117,922
DNB ASA	53,200	1,119,567
Hang Seng Bank Ltd.	54,500	1,478,803
Mitsubishi UFJ Financial Group, Inc.	140,500	872,883
Oversea-Chinese Banking Corp., Ltd.	54,000	451,856
Royal Bank of Canada	19,459	1,559,854
Seven Bank Ltd.	356,400	1,125,636
Sumitomo Mitsui Financial Group, Inc.	17,700	712,316
Toronto-Dominion Bank (The)	23,750	1,443,222
Westpac Banking Corp.	29,640	596,080

		12,292,221

Capital Markets - 4.5%
Euronext NV (a)	13,831	908,770
IG Group Holdings PLC	75,702	624,073
Partners Group Holding AG	1,813	1,437,199
Singapore Exchange Ltd.	127,600	687,710

		3,657,752

Diversified Financial Services - 1.0%
ORIX Corp.	52,000	841,965

Insurance - 5.3%
Admiral Group PLC	19,920	539,976
Allianz SE (REG)	2,550	567,545
Direct Line Insurance Group PLC	136,270	575,168
NN Group NV	26,510	1,183,206
Sampo Oyj - Class A	13,400	693,437
Swiss Re AG	8,610	793,294

		4,352,626

		21,144,564

Information Technology - 14.1%
IT Services - 5.4%
Amadeus IT Group SA - Class A	20,944	1,941,277
Capgemini SE	10,610	1,335,776
Otsuka Corp.	32,300	1,204,792

		4,481,845

Software - 8.0%
Check Point Software Technologies Ltd. (b)	10,093	1,187,643
Constellation Software, Inc./Canada	1,583	1,164,127
Nice Ltd. (b)	16,197	1,844,899
Oracle Corp. Japan	20,800	1,675,904
SAP SE	5,659	695,851

		6,568,424

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	13,180	551,594

		11,601,863

Company	Shares	U.S. $ Value
Consumer Discretionary - 11.7%
Distributors - 1.0%
PALTAC Corp.	14,500	$792,643

Hotels, Restaurants & Leisure - 2.9%
Aristocrat Leisure Ltd.	72,714	1,493,324
Compass Group PLC	41,760	928,464

		2,421,788

Household Durables - 3.3%
Auto Trader Group PLC (a)	201,482	1,172,071
Nikon Corp.	58,800	1,104,929
Persimmon PLC	14,217	437,703

		2,714,703

Internet & Direct Marketing Retail - 1.1%
Moneysupermarket.com Group PLC	245,762	894,266

Leisure Products - 1.6%
Amer Sports Oyj (b)	15,860	648,099
Bandai Namco Holdings, Inc.	17,300	672,120

		1,320,219

Textiles, Apparel & Luxury Goods - 1.8%
HUGO BOSS AG	3,520	270,811
Moncler SpA	27,190	1,169,916

		1,440,727

		9,584,346

Industrials - 9.1%
Aerospace & Defense - 1.0%
BAE Systems PLC	106,590	874,035

Airlines - 1.3%
Qantas Airways Ltd.	244,590	1,042,505

Construction & Engineering - 0.8%
Taisei Corp.	13,900	633,608

Professional Services - 6.0%
Intertek Group PLC	14,390	936,103
Recruit Holdings Co., Ltd.	18,700	624,607
RELX PLC	71,505	1,504,225
Wolters Kluwer NV	29,494	1,838,654

		4,903,589

		7,453,737

Consumer Staples - 8.7%
Beverages - 1.8%
Diageo PLC	41,120	1,456,803

Food Products - 2.7%
Nestle SA (REG)	12,470	1,037,961
Salmar ASA	24,280	1,212,954

		2,250,915

Company	Shares	U.S. $ Value
Personal Products - 1.4%
Unilever PLC	21,610	$1,187,127

Tobacco - 2.8%
British American Tobacco PLC	31,601	1,473,254
Scandinavian Tobacco Group A/S (a)	51,910	796,079

		2,269,333

		7,164,178

Health Care - 7.7%
Pharmaceuticals - 7.7%
Astellas Pharma, Inc.	76,800	1,341,156
H Lundbeck A/S	14,540	897,531
Novo Nordisk A/S - Class B	29,130	1,371,006
Roche Holding AG	7,527	1,820,145
Sanofi	10,320	922,063

		6,351,901

Communication Services - 7.3%
Diversified Telecommunication Services - 3.6%
HKT Trust & HKT Ltd. - Class SS	1,070,000	1,471,312
Nippon Telegraph & Telephone Corp.	33,300	1,502,841

		2,974,153

Entertainment - 2.1%
CTS Eventim AG & Co. KGaA	27,700	1,241,875
Daiichikosho Co., Ltd.	10,000	482,176

		1,724,051

Interactive Media & Services - 1.6%
carsales.com Ltd.	66,520	695,190
Kakaku.com, Inc.	28,800	562,693

		1,257,883

		5,956,087

Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Caltex Australia Ltd.	22,880	494,296
Repsol SA	45,130	898,417
Royal Dutch Shell PLC - Class B	49,001	1,715,357
Showa Shell Sekiyu KK	47,600	1,009,741
TOTAL SA	26,562	1,727,081

		5,844,892

Materials - 5.7%
Chemicals - 3.4%
Covestro AG (a)	9,485	767,785
Croda International PLC	16,480	1,117,075
Victrex PLC	20,730	901,439

		2,786,299

Containers & Packaging - 0.5%
Amcor Ltd./Australia	42,529	420,323

Company	Shares	U.S. $ Value
Metals & Mining - 1.8%
Northern Star Resources Ltd.	168,780	$1,013,279
South32 Ltd.	169,020	474,998

		1,488,277

		4,694,899

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Nippon Building Fund, Inc.	120	693,867

Real Estate Management & Development - 0.6%
Vonovia SE	9,489	464,090

		1,157,957

Total Common Stocks (cost $74,110,596)		80,954,424

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $880,905)	880,905	880,905

Total Investments - 99.7% (cost $74,991,501) (f)		81,835,329
Other assets less liabilities - 0.3%		241,463

Net Assets - 100.0%		$82,076,792

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	7	December 2018	USD 0	**	$688,960	$690,883	$1,923

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,604	JPY	291,144	10/16/18	$(39,120)
Barclays Bank PLC	GBP	408	USD	540	10/16/18	8,155
Barclays Bank PLC	USD	697	EUR	593	10/16/18	(7,356)
Barclays Bank PLC	KRW	524,987	USD	465	11/15/18	(8,591)
Brown Brothers Harriman & Co.	AUD	2,026	USD	1,513	10/16/18	47,947
Brown Brothers Harriman & Co.	CAD	1,440	USD	1,101	10/16/18	(13,904)
Brown Brothers Harriman & Co.	CHF	358	USD	368	10/16/18	2,988
Brown Brothers Harriman & Co.	CHF	159	USD	161	10/16/18	(1,573)
Brown Brothers Harriman & Co.	EUR	1,032	USD	1,215	10/16/18	15,511

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	807	USD	930	10/16/18	$(8,313)
Brown Brothers Harriman & Co.	GBP	1,699	USD	2,257	10/16/18	41,138
Brown Brothers Harriman & Co.	GBP	127	USD	164	10/16/18	(1,757)
Brown Brothers Harriman & Co.	HKD	7,417	USD	946	10/16/18	(1,317)
Brown Brothers Harriman & Co.	ILS	3,076	USD	853	10/16/18	6,238
Brown Brothers Harriman & Co.	ILS	1,256	USD	345	10/16/18	(1,034)
Brown Brothers Harriman & Co.	JPY	185,427	USD	1,678	10/16/18	44,079
Brown Brothers Harriman & Co.	NOK	2,003	USD	244	10/16/18	(1,909)
Brown Brothers Harriman & Co.	SGD	868	USD	642	10/16/18	6,540
Brown Brothers Harriman & Co.	USD	2,184	AUD	2,981	10/16/18	(29,131)
Brown Brothers Harriman & Co.	USD	1,740	CHF	1,728	10/16/18	23,288
Brown Brothers Harriman & Co.	USD	390	CHF	380	10/16/18	(2,014)
Brown Brothers Harriman & Co.	USD	3,285	EUR	2,790	10/16/18	(42,146)
Brown Brothers Harriman & Co.	USD	332	GBP	255	10/16/18	842
Brown Brothers Harriman & Co.	USD	693	GBP	526	10/16/18	(6,865)
Brown Brothers Harriman & Co.	USD	1,273	HKD	9,982	10/16/18	2,448
Brown Brothers Harriman & Co.	USD	163	ILS	597	10/16/18	1,501
Brown Brothers Harriman & Co.	USD	2,258	JPY	249,539	10/16/18	(59,425)
Brown Brothers Harriman & Co.	USD	243	SEK	2,221	10/16/18	7,291
Brown Brothers Harriman & Co.	USD	1,322	SEK	11,415	10/16/18	(35,728)
Brown Brothers Harriman & Co.	USD	158	SGD	216	10/16/18	(314)
Brown Brothers Harriman & Co.	AUD	234	USD	168	1/17/19	(1,128)
Brown Brothers Harriman & Co.	CAD	321	USD	248	1/17/19	(1,111)
Brown Brothers Harriman & Co.	GBP	123	USD	163	1/17/19	1,445
Brown Brothers Harriman & Co.	HKD	1,579	USD	202	1/17/19	382
Brown Brothers Harriman & Co.	NOK	1,321	USD	163	1/17/19	(385)
Brown Brothers Harriman & Co.	SGD	276	USD	203	1/17/19	228
Brown Brothers Harriman & Co.	USD	500	JPY	55,727	1/17/19	(4,875)
Brown Brothers Harriman & Co.	USD	493	SEK	4,343	1/17/19	821
Goldman Sachs Bank USA	USD	1,139	GBP	874	10/16/18	722
JPMorgan Chase Bank, NA	HKD	6,784	USD	865	10/16/18	(1,400)
JPMorgan Chase Bank, NA	NOK	10,404	USD	1,281	10/16/18	1,943
JPMorgan Chase Bank, NA	USD	6,942	EUR	5,910	10/16/18	(73,215)
Royal Bank of Scotland PLC	AUD	1,674	USD	1,237	10/16/18	26,681
Royal Bank of Scotland PLC	CAD	3,449	USD	2,619	10/16/18	(52,609)
Royal Bank of Scotland PLC	GBP	1,527	USD	2,017	10/16/18	25,445

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	ILS	7,305	USD	2,016	10/16/18	$5,112
Royal Bank of Scotland PLC	SGD	736	USD	539	10/16/18	762

						$(123,713)

**	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $3,644,705 or 4.4% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,527,305 and gross unrealized depreciation of investments was $(1,805,267), resulting in net unrealized appreciation of $6,722,038.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN1

September 30, 2018 (unaudited)

19.4%	Japan
17.9%	United Kingdom
7.6%	Australia
6.9%	Netherlands
6.2%	Switzerland
5.1%	Canada
5.0%	Hong Kong
4.9%	Germany
4.9%	France
4.5%	Israel
3.7%	Denmark
3.5%	Spain
2.8%	Norway
6.5%	Other
1.1%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.8% or less in the following countries: Finland, Italy, Singapore and South Korea.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$3,003,076		$18,141,488		$	– 0	–	$21,144,564
Information Technology	2,351,770		9,250,093			– 0	–	11,601,863
Consumer Discretionary	– 0	–	9,584,346			– 0	–	9,584,346
Industrials	– 0	–	7,453,737			– 0	–	7,453,737
Consumer Staples	796,079		6,368,099			– 0	–	7,164,178
Health Care	– 0	–	6,351,901			– 0	–	6,351,901
Communication Services	– 0	–	5,956,087			– 0	–	5,956,087
Energy	– 0	–	5,844,892			– 0	–	5,844,892
Materials	– 0	–	4,694,899			– 0	–	4,694,899
Real Estate	– 0	–	1,157,957			– 0	–	1,157,957
Short-Term Investments:
Investment Companies	880,905		– 0	–		– 0	–	880,905

Total Investments in Securities	7,031,830		74,803,499	†		– 0	–	81,835,329
Other Financial Instruments*:
Assets
Futures	– 0	–	1,923			– 0	–	1,923
Forward Currency Exchange Contracts	– 0	–	271,507			– 0	–	271,507
Liabilities
Forward Currency Exchange Contracts	– 0	–	(395,220)			– 0	–	(395,220)

Total^	$7,031,830		$74,681,709		$	– 0	–	$81,713,539

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $879,458 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)		Dividend Income (000)
Government Money Market Portfolio	$600		$10,280	$9,999	$881		$10
Government Money Market Portfolio*	– 0	–	1,942	1,942	– 0	–	1

Total					$881		$11

*	Investment of cash collateral for securities lending transactions.

AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Financials - 15.4%
Banks - 9.7%
Bank of America Corp.	178,850	$5,268,921
Citigroup, Inc.	51,634	3,704,223
JPMorgan Chase & Co.	57,434	6,480,853
SunTrust Banks, Inc.	68,125	4,550,069
US Bancorp	64,583	3,410,628
Wells Fargo & Co.	26,325	1,383,642

		24,798,336

Capital Markets - 0.6%
KKR & Co., Inc.	54,597	1,488,860

Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. - Class B (a)	54,317	11,629,813

Insurance - 0.5%
Progressive Corp. (The)	19,029	1,351,820

		39,268,829

Health Care - 14.6%
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	56,846	4,170,222
Boston Scientific Corp. (a)	77,178	2,971,353
Medtronic PLC	41,583	4,090,520

		11,232,095

Health Care Providers & Services - 4.3%
Cigna Corp.	20,373	4,242,677
Humana, Inc.	7,783	2,634,701
UnitedHealth Group, Inc.	15,833	4,212,212

		11,089,590

Pharmaceuticals - 5.9%
Allergan PLC	16,267	3,098,538
Elanco Animal Health, Inc. (a)	14,285	498,404
Johnson & Johnson	41,685	5,759,617
Merck & Co., Inc.	48,601	3,447,755
Zoetis, Inc.	24,540	2,246,882

		15,051,196

		37,372,881

Industrials - 13.6%
Aerospace & Defense - 7.5%
Northrop Grumman Corp.	47,033	14,926,863
United Technologies Corp.	30,905	4,320,828

		19,247,691

Airlines - 0.8%
Delta Air Lines, Inc.	34,517	1,996,118

Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc.	22,554	1,725,381

Company	Shares	U.S. $ Value
Industrial Conglomerates - 3.6%
Honeywell International, Inc.	55,217	$9,188,109

Road & Rail - 1.0%
Norfolk Southern Corp.	14,321	2,584,941

		34,742,240

Information Technology - 13.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	87,206	4,242,572

IT Services - 2.3%
PayPal Holdings, Inc. (a)	28,283	2,484,379
Visa, Inc.-Class A	22,655	3,400,289

		5,884,668

Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc.	35,777	2,577,017
Texas Instruments, Inc.	21,146	2,268,755

		4,845,772

Software - 3.4%
Microsoft Corp.	76,907	8,795,853

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	46,991	10,607,748

		34,376,613

Communication Services - 11.1%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	90,684	4,841,619

Entertainment - 3.8%
Activision Blizzard, Inc.	19,543	1,625,782
Take-Two Interactive Software, Inc. (a)	14,157	1,953,524
Vivendi SA	130,343	3,352,039
Walt Disney Co. (The)	24,466	2,861,054

		9,792,399

Interactive Media & Services - 4.3%
Alphabet, Inc.-Class C (a)	7,200	8,592,984
Facebook, Inc.-Class A (a)	14,882	2,447,494

		11,040,478

Media - 1.1%
Comcast Corp.-Class A	40,451	1,432,370
Liberty Media Corp.-Liberty SiriusXM-Class A (a)	27,994	1,216,059

		2,648,429

		28,322,925

Consumer Discretionary - 9.9%
Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	6,794	1,136,568
Starbucks Corp.	36,878	2,096,146

		3,232,714

Company	Shares	U.S. $ Value
Household Durables - 0.8%
Lennar Corp. - Class A	42,497	$1,984,185

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	3,649	7,308,947
Booking Holdings, Inc. (a)	933	1,851,072
eBay, Inc. (a)	41,078	1,356,396
Farfetch Ltd. - Class A (a)	20,741	564,777

		11,081,192

Specialty Retail - 2.8%
Home Depot, Inc. (The)	29,370	6,083,995
Tiffany & Co.	8,609	1,110,303

		7,194,298

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. - Class B	21,390	1,812,161

		25,304,550

Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	35,836	4,382,026
Denbury Resources, Inc. (a)	306,258	1,898,800
EOG Resources, Inc.	24,055	3,068,696
Occidental Petroleum Corp.	56,809	4,667,996
Valero Energy Corp.	20,367	2,316,746

		16,334,264

Utilities - 3.5%
Electric Utilities - 2.6%
NextEra Energy, Inc.	39,076	6,549,137

Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	62,077	2,321,680

		8,870,817

Consumer Staples - 3.3%
Beverages - 0.6%
Constellation Brands, Inc. - Class A	6,794	1,464,922

Food & Staples Retailing - 1.0%
Walmart, Inc.	27,933	2,623,188

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The) - Class A	15,702	2,281,815

Tobacco - 0.8%
Altria Group, Inc.	35,604	2,147,277

		8,517,202

Materials - 2.1%
Chemicals - 0.9%
DowDuPont, Inc.	36,701	2,360,241

Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	62,390	3,019,052

		5,379,293

Company		Shares		U.S. $ Value
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Crown Castle International Corp.		40,282		$4,484,595

Total Common Stocks (cost $181,703,284)				242,974,209

INVESTMENT COMPANIES - 2.3%
Funds and Investment Trusts - 2.3% (b)
SPDR S&P Biotech ETF (c)		30,275		2,902,464
iShares Nasdaq Biotechnology ETF (c)		25,712		3,135,322

Total Investment Companies (cost $4,980,364)				6,037,786

PREFERRED STOCKS - 0.6%
Information Technology - 0.6%
Software - 0.6%
Lyft, Inc. - Series G
0.00% (a)(d)(e)(f)		25,539		1,152,958
Lyft, Inc.-Series H
0.00% (a)(d)(e)(f)		5,253		242,373

				1,395,331

Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co., Inc. (The)-Series D
0.00% (a)(d)(e)(f)		4,005		109,121

Total Preferred Stocks (cost $1,213,114)				1,504,452

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(g)(h) (cost $5,601,190)		5,601,190		5,601,190

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
0.37%, 10/01/18	GBP	0	*	4
0.65%, 10/01/18	CAD	5		3,981

Total Time Deposits (cost $4,367)				3,985

Total Short-Term Investments (cost $5,605,557)				5,605,175

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $193,502,319)		$256,121,622

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(g)(h) (cost $3,214,450)	3,214,450	3,214,450

Total Investments - 101.5% (cost $196,716,769) (i)		259,336,072
Other assets less liabilities - (1.5)%		(3,812,834)

Net Assets - 100.0%		$255,523,238

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Represents entire or partial securities out on loan.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,077,357 and gross unrealized depreciation of investments was $(458,054), resulting in net unrealized appreciation of $62,619,303.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
GBP	-	Great British Pound

Glossary:

ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc.

AB Select US Equity Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$39,268,829		$	– 0	–	$	– 0	–	$39,268,829
Health Care	37,372,881			– 0	–		– 0	–	37,372,881
Industrials	34,742,240			– 0	–		– 0	–	34,742,240
Information Technology	34,376,613			– 0	–		– 0	–	34,376,613
Communication Services	24,970,886			3,352,039			– 0	–	28,322,925
Consumer Discretionary	25,304,550			– 0	–		– 0	–	25,304,550
Energy	16,334,264			– 0	–		– 0	–	16,334,264
Utilities	8,870,817			– 0	–		– 0	–	8,870,817
Consumer Staples	8,517,202			– 0	–		– 0	–	8,517,202
Materials	5,379,293			– 0	–		– 0	–	5,379,293
Real Estate	4,484,595			– 0	–		– 0	–	4,484,595
Investment Companies	6,037,786			– 0	–		– 0	–	6,037,786
Preferred Stocks	– 0	–		– 0	–		1,504,452		1,504,452
Short-Term Investments:
Investment Companies	5,601,190			– 0	–		– 0	–	5,601,190
Time Deposits	– 0	–		3,985			– 0	–	3,985
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,214,450			– 0	–		– 0	–	3,214,450

Total Investments in Securities	254,475,596			3,356,024			1,504,452		259,336,072
Other Financial Instruments*:	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$254,475,596			$3,356,024			$1,504,452		$259,336,072

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks
Balance as of 6/30/18	$1,507,817
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(3,365)
Purchases	– 0	–
Sales	– 0	–
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/18	$1,504,452

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$(3,365)

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,480	$26,613	$27,492	$5,601	$26
Government Money Market Portfolio*	6,155	28,364	31,305	3,214	7

Total				$8,815	$33

*	Investment of cash collateral for securities lending transactions.

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.7%
Financials - 11.3%
Banks - 7.1%
Bank of America Corp.	549,155	$16,178,106
Citigroup, Inc.	158,541	11,373,731
JPMorgan Chase & Co.	176,351	19,899,447
SunTrust Banks, Inc.	209,193	13,972,001
US Bancorp	198,357	10,475,233
Wells Fargo & Co.	80,858	4,249,897

		76,148,415

Capital Markets - 0.4%
KKR & Co., Inc.	167,639	4,571,516

Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc.-Class B (a)	166,801	35,713,762

Insurance - 0.4%
Progressive Corp. (The)	58,430	4,150,867

		120,584,560

Health Care - 10.8%
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	174,546	12,804,695
Boston Scientific Corp. (a)	236,973	9,123,460
Medtronic PLC	127,678	12,559,685

		34,487,840

Health Care Providers & Services - 3.2%
Cigna Corp.	62,557	13,027,495
Humana, Inc.	23,899	8,090,289
UnitedHealth Group, Inc.	48,615	12,933,535

		34,051,319

Pharmaceuticals - 4.4%
Allergan PLC	49,948	9,514,095
Elanco Animal Health, Inc. (a)	58,757	2,050,032
Johnson & Johnson	127,993	17,684,793
Merck & Co., Inc.	149,228	10,586,234
Zoetis, Inc.	75,352	6,899,229

		46,734,383

		115,273,542

Industrials - 10.0%
Aerospace & Defense - 5.6%
Northrop Grumman Corp.	144,414	45,832,671
United Technologies Corp.	94,894	13,267,130

		59,099,801

Airlines - 0.6%
Delta Air Lines, Inc.	105,985	6,129,113

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	69,266	5,298,849

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.6%
Honeywell International, Inc.	169,543	$28,211,955

Road & Rail - 0.7%
Norfolk Southern Corp.	43,973	7,937,127

		106,676,845

Information Technology - 9.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	267,765	13,026,767

IT Services - 1.7%
PayPal Holdings, Inc. (a)	86,843	7,628,289
Visa, Inc.-Class A	69,563	10,440,711

		18,069,000

Semiconductors & Semiconductor Equipment - 1.4%
QUALCOMM, Inc.	109,854	7,912,783
Texas Instruments, Inc.	64,934	6,966,769

		14,879,552

Software - 2.5%
Microsoft Corp.	236,142	27,007,561

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	144,284	32,570,670

		105,553,550

Communication Services - 8.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	278,457	14,866,819

Entertainment - 2.8%
Activision Blizzard, Inc.	60,006	4,991,899
Take-Two Interactive Software, Inc. (a)	43,472	5,998,701
Vivendi SA	400,214	10,292,329
Walt Disney Co. (The)	75,123	8,784,884

		30,067,813

Interactive Media & Services - 3.2%
Alphabet, Inc.-Class C (a)	22,108	26,385,235
Facebook, Inc.-Class A (a)	45,693	7,514,671

		33,899,906

Media - 1.0%
CBS Corp.-Class B	45,033	2,587,146
Comcast Corp.-Class A	124,211	4,398,312
Liberty Media Corp.-Liberty SiriusXM-Class A (a)	85,955	3,733,885

		10,719,343

		89,553,881

Consumer Discretionary - 7.4%
Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	20,862	3,490,004
Red Rock Resorts, Inc.-Class A	25,819	688,076

Company	Shares	U.S. $ Value
Starbucks Corp.	113,235	$6,436,278

		10,614,358

Household Durables - 0.6%
Lennar Corp.-Class A	130,486	6,092,391

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	11,205	22,443,615
Booking Holdings, Inc. (a)	2,866	5,686,144
eBay, Inc. (a)	126,131	4,164,845
Farfetch Ltd.-Class A (a)	85,208	2,320,214

		34,614,818

Specialty Retail - 2.1%
Home Depot, Inc. (The)	90,181	18,680,994
Tiffany & Co.	26,435	3,409,322

		22,090,316

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc.-Class B	65,680	5,564,410

		78,976,293

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	110,043	13,456,058
Denbury Resources, Inc. (a)	940,357	5,830,214
EOG Resources, Inc.	73,862	9,422,575
Occidental Petroleum Corp.	174,431	14,332,995
Valero Energy Corp.	62,543	7,114,266

		50,156,108

Utilities - 2.7%
Electric Utilities - 2.0%
NextEra Energy, Inc.	119,984	20,109,318
PG&E Corp. (a)	36,250	1,667,863

		21,777,181

Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	190,607	7,128,702

		28,905,883

Consumer Staples - 2.6%
Beverages - 0.4%
Constellation Brands, Inc.-Class A	20,862	4,498,264

Food & Staples Retailing - 0.9%
Kroger Co. (The)	31,379	913,443
Walmart, Inc.	85,768	8,054,473

		8,967,916

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	48,214	7,006,459

Tobacco - 0.6%
Altria Group, Inc.	109,324	6,593,330

Company	Shares	U.S. $ Value
		$27,065,969

Materials - 1.6%
Chemicals - 0.7%
DowDuPont, Inc.	112,691	7,247,158

Containers & Packaging - 0.9%
Berry Global Group, Inc. (a)	191,567	9,269,927

		16,517,085

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle International Corp.	123,694	13,770,853

Total Common Stocks (cost $706,316,596)		753,034,569

INVESTMENT COMPANIES - 1.8%
Funds and Investment Trusts - 1.8% (b)
iShares Nasdaq Biotechnology ETF (c)	78,948	9,626,919
SPDR S&P Biotech ETF (c)	92,961	8,912,171

Total Investment Companies (cost $17,617,962)		18,539,090

PREFERRED STOCKS - 0.5%
Information Technology - 0.4%
Lyft, Inc.-Series G
0.00% (a)(d)(e)(f)	85,511	3,860,394
Lyft, Inc.-Series H
0.00% (a)(d)(e)(f)	17,100	788,994

		4,649,388

Consumer Discretionary - 0.1%
Honest Co., Inc. (The)-Series D
0.00% (a)(d)(e)(f)	20,767	565,820

Total Preferred Stocks (cost $4,379,031)		5,215,208

SHORT-TERM INVESTMENTS - 26.2%
Investment Companies - 25.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(g)(h) (cost $271,687,762)	271,687,762	271,687,762

	Principal Amount (000)
U.S. Treasury Bills - 0.7%
U.S. Treasury Bill Zero Coupon, 11/15/18 (cost $6,982,233)	$7,000	6,981,800

Company	Shares	U.S. $ Value
Total Investments Before Securities Lending Collateral - 99.2% (cost $1,006,983,584)		$1,055,458,429

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(g)(h) (cost $14,048,562)	14,048,562	14,048,562

Total Investments Before Securities Sold Short - 100.5% (cost $1,021,032,146)		1,069,506,991

SECURITIES SOLD SHORT - (2.0)%
COMMON STOCKS - (1.2)%
Industrials - (0.4)%
Aerospace & Defense - (0.2)%
Lockheed Martin Corp.	(5,932)	(2,052,235)

Airlines - (0.2)%
Allegiant Travel Co.	(14,600)	(1,851,280)

		(3,903,515)

Health Care - (0.3)%
Biotechnology - (0.2)%
AbbVie, Inc.	(21,936)	(2,074,707)

Health Care Technology - (0.1)%
Cerner Corp. (a)	(26,221)	(1,688,894)

		(3,763,601)

Consumer Staples - (0.2)%
Food & Staples Retailing - (0.2)%
Walgreens Boots Alliance, Inc.	(31,364)	(2,286,436)

Real Estate - (0.2)%
Equity Real Estate Investment Trusts (REITs) - (0.2)%
Empire State Realty Trust, Inc.-Class A	(63,846)	(1,060,482)
SL Green Realty Corp.	(12,208)	(1,190,646)

		(2,251,128)

Consumer Discretionary - (0.1)%
Automobiles - (0.1)%
Tesla, Inc. (a)	(2,551)	(675,428)

Total Common Stocks (proceeds $12,758,319)		(12,880,108)

INVESTMENT COMPANIES - (0.8)%
Funds and Investment Trusts - (0.8)% (b)
Invesco CurrencyShares Euro Currency Trust (a)	(53,387)	(5,934,499)
iShares Russell 2000 ETF	(3,553)	(598,858)
SPDR S&P 500 ETF Trust	(5,832)	(1,695,479)

Total Investment Companies (proceeds $8,173,550)		(8,228,836)

Total Securities Sold Short (proceeds $20,931,869)		(21,108,944)

U.S. $ Value
Total Investments, Net of Securities Sold Short - 98.5% (cost $1,000,100,277) (i)	$1,048,398,047
Other assets less liabilities - 1.5%	16,323,539

Net Assets - 100.0%	$1,064,721,586

FUTURES

Type	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	72	December 2018	USD	4	$10,494,895	$10,508,400	$(13,505)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
CTRB Barclays USD Credit Bonds	31,790	FedFundEffective Plus 0.95%	Maturity	USD	1,246	3/06/19	$(35,735)
CTRB Barclays USD Credit Bonds	10,252	FedFundEffective Plus 0.95%	Maturity	USD	403	3/06/19	(12,737)
CTRB Barclays USD Credit Bonds	9,935	FedFundEffective Plus 0.95%	Maturity	USD	403	3/06/19	(24,392)
CTRB Barclays USD Credit Bonds	10,577	FedFundEffective Plus 0.95%	Maturity	USD	410	3/06/19	(7,038)
CTRB Barclays USD Credit Bonds	10,577	FedFundEffective Plus 0.95%	Maturity	USD	408	3/06/19	(5,430)
CTRB Barclays USD Credit Bonds	688	FedFundEffective Plus 0.95%	Maturity	USD	27	3/06/19	(489)

							$(85,821)

(a)	Non-income producing security.
(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Represents entire or partial securities out on loan.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,200,601 and gross unrealized depreciation of investments was $(7,002,157), resulting in net unrealized appreciation of $48,198,444.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$120,584,560		$	– 0	–	$	– 0	–	$120,584,560
Health Care	115,273,542			– 0	–		– 0	–	115,273,542
Industrials	106,676,845			– 0	–		– 0	–	106,676,845
Information Technology	105,553,550			– 0	–		– 0	–	105,553,550
Communication Services	79,261,552			10,292,329			– 0	–	89,553,881
Consumer Discretionary	78,976,293			– 0	–		– 0	–	78,976,293
Energy	50,156,108			– 0	–		– 0	–	50,156,108
Utilities	28,905,883			– 0	–		– 0	–	28,905,883
Consumer Staples	27,065,969			– 0	–		– 0	–	27,065,969
Materials	16,517,085			– 0	–		– 0	–	16,517,085
Real Estate	13,770,853			– 0	–		– 0	–	13,770,853
Investment Companies	18,539,090			– 0	–		– 0	–	18,539,090
Preferred Stocks	– 0	–		– 0	–		5,215,208		5,215,208
Short-Term Investments:
Investment Companies	271,687,762			– 0	–		– 0	–	271,687,762
U.S. Treasury Bills	– 0	–		6,981,800			– 0	–	6,981,800
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	14,048,562			– 0	–		– 0	–	14,048,562
Liabilities::
Common Stocks (a)	(12,880,108)			– 0	–		– 0	–	(12,880,108)
Investment Companies	(8,228,836)			– 0	–		– 0	–	(8,228,836)

Total Investments in Securities	1,025,908,710			17,274,129			5,215,208		1,048,398,047
Other Financial Instruments (b):
Liabilities:
Futures	(13,505)			– 0	–		– 0	–	(13,505)
Total Return Swaps	– 0	–		(85,821)			– 0	–	(85,821)

Total (c)	$1,025,895,205			$17,188,308			$5,215,208		$1,048,298,721

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stock		Total
Balance as of 6/30/18	$5,210,458		$5,210,458
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	4,750		4,750
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/18	$5,215,208		$5,215,208

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$4,750		$4,750

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$269,615	$109,137	$107,064	$271,688	$1,180
Government Money Market Portfolio*	17,964	67,093	71,008	14,049	69

Total	$287,579	$176,230	$178,072	$285,737	$1,249

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2018